Contingencies	12 Months Ended
Dec. 31, 2019
Contingencies
Contingencies

20. Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceedings to which the Group is a party that will have a material effect on its business or financial condition.